Equity - Schedule of monthly breakdown of shares purchased and the average price paid per share (Details) - Treasury shares purchased during the year - $ / shares		1 Months Ended												12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 28, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Average price paid pence (in USD per share)	$ 0	$ 0	$ 34.40	$ 35.42	$ 36.85	$ 37.37	$ 35.04	$ 35.72	$ 36.71	$ 37.68	$ 0	$ 0	$ 0	$ 36.44
Authorised purchases unutilised at month end (in shares)	224,704,974	197,261,649	197,261,649	197,528,925	202,004,403	207,900,487	208,240,275	211,568,636	214,089,832	218,486,775	196,247,438	196,247,438	196,247,438	197,261,649
Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased under share buyback programme (in shares)	0	0	267,276	4,475,478	5,896,084	339,788	3,328,361	2,521,196	4,396,943	6,218,199	0	0	0	27,443,325
Total number of shares purchased (in shares)	0	0	267,276	4,475,478	5,896,084	339,788	3,328,361	2,521,196	4,396,943	6,218,199	0	0	0	27,443,325